Inventory	9 Months Ended
Jan. 31, 2012
Notes to Financial Statements
Note 3 - Inventory

As of January 31, 2012 and April 30, 2011, inventory consisted of the following:

Item	January 31, 2012	April 30, 2011
Raw materials and supplies	$1,961	$5,465
Work in progress	83,991	94,175
Total Inventory	$85,952	$99,640